Prepayments and Other Assets (Tables)	12 Months Ended
Dec. 31, 2025
Prepayments and Other Assets [Abstract]
Schedule of Prepayments and Other Assets
	December 31, 2025		December 31, 2024
Input value-added tax and other taxes	US$	57,983	US$	1,073,509
Prepayments		2,478,146		72,583
Advances to suppliers		1,727,983		35,476
Costs to obtain contract - net		76,527		1,132,929
Refundable deposits		79,154		74,330
Other deposits		118,230		118,230
	US$	4,538,023	US$	2,507,057